Condensed Consolidated Balance Sheets - USD ($) $ in Millions	Jun. 30, 2024	Mar. 31, 2024
Current assets:
Cash and cash equivalents	$ 1,465	$ 1,923
Short-term investments	1,000	1,000
Accounts receivable, net (including receivables from related parties of $146 and $182 as of June 30, 2024 and March 31, 2024, respectively)	804	781
Contract assets (including contract assets from related parties of $13 and $22 as of June 30, 2024 and March 31, 2024, respectively)	455	336
Prepaid expenses and other current assets	116	157
Total current assets	3,840	4,197
Non-current assets:
Property and equipment, net	231	215
Operating lease right-of-use assets	233	205
Equity investments (including investments held at fair value of $573 and $573 as of June 30, 2024 and March 31, 2024, respectively)	800	741
Goodwill	1,625	1,625
Intangible assets, net	159	152
Deferred tax assets	324	282
Non-current portion of contract assets	363	240
Other non-current assets	305	270
Total non-current assets	4,040	3,730
Total assets	7,880	7,927
Current liabilities:
Accrued compensation and benefits	97	298
Tax liabilities	182	147
Contract liabilities (including contract liabilities from related parties of $114 and $107 as of June 30, 2024 and March 31, 2024, respectively)	209	198
Operating lease liabilities	28	27
Other current liabilities (including payables to related parties of $6 and $7 as of June 30, 2024 and March 31, 2024, respectively)	549	835
Total current liabilities	1,065	1,505
Non-current liabilities:
Non-current portion of accrued compensation	20	20
Deferred tax liabilities	142	135
Non-current portion of contract liabilities	715	717
Non-current portion of operating lease liabilities	221	194
Other non-current liabilities	54	61
Total non-current liabilities	1,152	1,127
Total liabilities	2,217	2,632
Commitments and contingencies (Note 12)
Shareholders’ equity:
Ordinary shares, $0.001 par value; 1,088 shares authorized and 1,048 shares issued and outstanding as of June 30, 2024; and 1,088 shares authorized and 1,040 shares issued and outstanding as of March 31, 2024	2	2
Additional paid-in capital	2,316	2,171
Accumulated other comprehensive income	371	371
Retained earnings	2,974	2,751
Total shareholders’ equity	5,663	5,295
Total liabilities and shareholders’ equity	$ 7,880	$ 7,927